Trade and other receivables (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Trade and other receivables
Insurance prepayment	€ 0.9	€ 0.0
Value added tax receivables	€ 1.6	€ 1.3